Current and long-term debt - Unsecured Debt Due 2025 (Details) - Unsecured Senior Notes Due 2025 $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 0.4
Proceeds from non-current borrowings	$ 0.4